Subordinated liabilities	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
Accounting for subordinated liabilities
Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9, unless they are irrevocably designated at fair value through profit or loss at initial recognition because such designation eliminates or significantly reduces an accounting mismatch. Refer to Note 15 for details about accounting for liabilities designated at fair value through profit or loss.

	Barclays Bank Group
	2021	2020
	£m	£m
At amortised cost
As at 1 January	32,005	33,425
Issuances	9,099	3,856
Redemptions	(7,241)	(5,954)
Other	(1,678)	678
As at 31 December	32,185	32,005

Designated at fair value (Note 15)	483	—
Total subordinated liabilities	32,668	32,005
Issuances of £9,099m comprise £8,788m intra-group loans from Barclays PLC and £229m USD Floating Rate Notes and £82m ZAR Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries.
Redemptions of £7,241m comprise £4,736m notes issued externally by Barclays Bank PLC, £2,359m intra-group loans from Barclays PLC and £146m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary. £4,736m notes issued externally by Barclays Bank PLC comprise £1,961m GBP 10% Fixed Rate Subordinated Notes, £1,339m EUR 6% Fixed Rate Subordinated Notes, £1,075m USD 10.179% Fixed Rate Subordinated Notes, £200m GBP 9.5% Subordinated Bonds, £86m EUR Subordinated Floating Rate Notes and £75m GBP 9.25% Perpetual Subordinated Bonds.
Other movements predominantly comprise fair value hedge adjustments, foreign exchange movements and reclassification of dated intra-group loans from Barclays PLC of £221m, and measured at fair value, from Subordinated liabilities to Financial liabilities designated at fair value (Note 15).
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2021	2020
	£m	£m
Undated subordinated liabilities	795	905
Dated subordinated liabilities	31,873	31,100
Total subordinated liabilities	32,668	32,005
None of the Barclays Bank Group’s subordinated liabilities are secured.

Undated subordinated liabilities [a]		Barclays Bank Group
		2021	2020
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	15	17
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	194	205
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	51	56
Undated Notes
6.125% Undated Subordinated Notes	2027	39	43
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	28
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	90	89
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	189	186
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	—	78
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	42	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	51	57
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	75	83
Total undated subordinated liabilities		795	905
Note
aInstrument values are disclosed to the nearest million.
Undated subordinated liabilities
Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their capital bases. The principal terms of the undated subordinated liabilities are described below:
Subordination
All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; other issues of Undated Notes, Bonds and Loans ranking pari passu with each other; followed by TONs and RCIs ranking pari passu with each other.
Interest
All undated subordinated liabilities bear a fixed rate of interest until the initial call date, with the exception of the 9% Bonds which are fixed for the life of the issue, and the Junior and Series 1, Series 2 and Series 3 Undated Notes which are floating rate at rates fixed periodically in advance based on the related market rate.
After the initial call date, in the event that they are not redeemed, the 6.125% Undated Notes will bear interest at rates fixed periodically in advance for five-year periods based on market rates. All other undated subordinated liabilities will bear interest at rates fixed periodically in advance based on market rates.
Payment of interest
Apart from the Junior Undated Floating Rate Notes, Barclays Bank PLC is not obliged to make a payment of interest on its Undated Notes, Bonds and Loans if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC or, in certain cases, any class of preference shares of Barclays Bank PLC. Interest not paid becomes payable in each case if such a dividend is subsequently paid or in certain other circumstances. During the year, Barclays Bank PLC paid interest on each of its Undated Notes, Bonds and Loans.
No payment of principal or any interest may be made unless Barclays Bank PLC satisfies a specified solvency test.
Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs; and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.
Repayment
All undated subordinated liabilities are repayable at the option of Barclays Bank PLC generally in whole at the initial call date and on any subsequent coupon or interest payment date or in the case of the 6.125% Undated Notes on any fifth anniversary after the initial call date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC, in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.
Other
All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[a]			Barclays Bank Group

			2021	2020
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
10% Fixed Rate Subordinated Notes		2021	—	2,108
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	—	1,427
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	—	1,101
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	—	221
Subordinated Floating Rate Notes (EUR 100m)		2021	—	90
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,159	1,189
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	889	982
Subordinated Floating Rate Notes (EUR 50m)		2022	42	45
Subordinated Floating Rate Notes (EUR 50m)		2023	42	45
5.75% Fixed Rate Subordinated Notes		2026	322	351
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	97	108
6.33% Subordinated Notes (GBP 50m)		2032	59	64
Subordinated Floating Rate Notes (EUR 68m)		2040	57	61
External issuances by other subsidiaries		2026	311	146
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500)	2023	2028	1,288	1,388
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	113	119
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,037	1,069
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	831	—
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	937	973
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	1,005	1,049
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	778	—
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	618	660
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	896	960
Floating Rate Subordinated Notes (USD 456m)		2047	341	337
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			7,184	9,563
Various Subordinated Floating Rate Loans			646	489
Various Fixed Rate Subordinated Callable Loans			11,016	5,838
Various Subordinated Floating Rate Callable Loans			1,725	500
Zero Coupon Callable Loans		2051	483	221
Total dated subordinated liabilities			31,873	31,100
Notes
aInstrument values are disclosed to the nearest million
Dated subordinated liabilities
Dated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of their businesses and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:
Currency and maturity
In addition to the individual dated subordinated liabilities listed in the table, the £21,052m (2020: £16,607m) of intra-group loans is made up of various fixed, fixed to floating rate, floating and zero coupon loans from Barclays PLC with notional amounts denominated in USD 14,809m, EUR 5,937m, GBP 1,250m, JPY 252,600m, AUD 2,315m, SEK 500m, NOK 970m, CAD 450m and CHF 435m, with maturities ranging from 2023 to 2051. Certain intra-group loans have a call date one year prior to their maturity.
Subordination
All dated subordinated liabilities, both externally issued and issued intra-group to Barclays PLC, rank behind the claims against Barclays Bank PLC of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of Barclays Bank
PLC equity. The Barclays Bank PLC intra-group loans from Barclays PLC rank pari passu amongst themselves but ahead of the Barclays Bank PLC notes issued intra-group to Barclays PLC and the Barclays Bank PLC externally issued subordinated liabilities. The external dated subordinated liabilities issued by subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.
Interest
Interest on floating rate notes and loans is set by reference to market rates at the time of issuance and fixed periodically in advance, based on the related market rates.
Interest on fixed rate notes and loans is set by reference to market rates at the time of issuance and fixed until maturity.
Interest on fixed rate callable notes and loans is set by reference to market rates at the time of issuance and fixed until the call date or maturity as applicable.  After the call date (where relevant), in the event that the notes or loans are not redeemed, the interest rate will be re-set to either a fixed or floating rate until maturity based on market rates.
No interest is paid on zero coupon notes.
Repayment
Those subordinated liabilities with a call date are repayable at the option of Barclays Bank PLC on such call date in accordance with the conditions governing the respective debt obligations, some in whole or in part, and some only in whole, or otherwise on maturity. The remaining dated subordinated liabilities outstanding at 31 December 2021 are redeemable only on maturity, subject, in particular cases, to provisions allowing an early redemption in the event of certain changes in tax law or to certain changes in legislation or regulations.
Any repayments prior to maturity may require, in the case of Barclays Bank PLC, the prior consent of the PRA or BoE or, in the case of the overseas issues, the consent of the local regulator for that jurisdiction and of the PRA in certain circumstances.
There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.
Other
The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Barclays Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7%